Note 2 - Basis of Presentation, Principles of Consolidation, Significant Accounting Policies and Liquidity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
Description	Fair Value	Level 1	Level 2	Level 3
Fair value of warrant liability as of September 30, 2023:	$1	$—	$—	$1
Fair value of warrant liability as of December 31, 2022:	$77	$—	$—	$77
Three Months Ended September 30, 2023	Warrant Liability Long-Term
Balance, June 30, 2023	$2
Change in fair value - net	(1)
Balance, September 30, 2023	$1
Nine Months Ended September 30, 2023	Warrant Liability Long-Term
Balance, December 31, 2022	$77
Change in fair value - net	(76)
Balance, September 30, 2023	$1

Description	Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Fair value of warrant liability:
December 31, 2022	$77	$—	$—	$77
December 31, 2021	$1,412	$—	$—	$1,412
Warrant Liability Long-Term
December 31, 2020	$8,192
Exercise of warrants	(52)
Change in fair value - net	(6,728)
December 31, 2021	$1,412
Change in fair value - net	(1,335)
December 31, 2022	$77